Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 06, 2023	Nov. 30, 2023	Nov. 07, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 19, 2023	Dec. 31, 2022	Dec. 14, 2022
WisdomTree 3-7 Year Treasury Digital Fund | Wisdom Tree 3-7 Year Treasury Digital Fund [Member]
Account Value [Line Items]
Account Value	$ 10,160	$ 10,063	$ 9,938	$ 10,115	$ 10,066	$ 10,211	$ 10,180		$ 9,958		$ 9,702	$ 9,754	$ 9,879	$ 9,879	$ 9,869	$ 9,993	$ 10,073	$ 10,013	$ 9,730	$ 9,950	$ 10,000
WisdomTree 3-7 Year Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
WisdomTree 3-7 Year Treasury Digital Fund | Solactive US 3-7 Year Treasury Bond Index [Member]
Account Value [Line Items]
Account Value	10,173	10,045	9,947	10,117	10,071	10,209	10,178		9,944		9,696	9,745	9,863	9,861	9,853	9,980	10,051	9,990	9,722	9,924	10,000
WisdomTree 500 Digital Fund | WisdomTree 500 Digital Fund [Member]
Account Value [Line Items]
Account Value	14,431	13,907	13,255	13,785	13,367	12,667	12,444		11,898		10,897	11,140	11,685	11,867	11,474	10,768	10,677	10,537	10,160	10,400	10,000
WisdomTree 500 Digital Fund | S&P 500® Index [Member]
Account Value [Line Items]
Account Value	14,220	13,727	13,079	13,636	13,211	12,541	12,334		11,798		10,810	11,043	11,596	11,783	11,416	10,709	10,662	10,499	10,127	10,380	10,000
WisdomTree 500 Digital Fund | WisdomTree 500 Index [Member]
Account Value [Line Items]
Account Value	14,431	13,910	13,257	13,795	13,368	12,665	12,448		11,904		10,902	11,149	11,688	11,877	11,476	10,767	10,679	10,537	10,155	10,398	10,000
WisdomTree 7-10 Year Treasury Digital Fund | WisdomTree 7-10 Year Treasury Digital Fund [Member]
Account Value [Line Items]
Account Value	9,806	9,680	9,513	9,816	9,748	9,955	9,945		9,584		9,175	9,349	9,650	9,721	9,782	9,900	10,050	9,970	9,610	9,930	10,000
WisdomTree 7-10 Year Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
WisdomTree 7-10 Year Treasury Digital Fund | Solactive US 7-10 Year Treasury Bond Index [Member]
Account Value [Line Items]
Account Value	9,800	9,635	9,506	9,806	9,735	9,939	9,941		9,565		9,176	9,338	9,639	9,702	9,763	9,891	10,016	9,944	9,590	9,889	10,000
WisdomTree Floating Rate Treasury Digital Fund | WisdomTree Floating Rate Treasury Digital Fund [Member]
Account Value [Line Items]
Account Value	10,789	10,744	10,695	10,644	10,594	10,547	10,495		10,453		10,411	10,361	10,315	10,271	10,225	10,180	10,136	10,089	10,050	10,013	10,000
WisdomTree Floating Rate Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
WisdomTree Floating Rate Treasury Digital Fund | Solactive US Treasury Floating Rate [Member]
Account Value [Line Items]
Account Value	10,801	10,759	10,708	10,650	10,606	10,554	10,500		10,462		10,418	10,366	10,321	10,276	10,226	10,181	10,131	10,087	10,049	10,013	10,000
WisdomTree Government Money Market Digital Fund | WisdomTree Government Money Market Digital Fund [Member]
Account Value [Line Items]
Account Value	10,338	10,295	10,250	10,208	10,163	10,122	10,078		10,034	$ 10,000
WisdomTree Government Money Market Digital Fund | ICE US 1-Month Treasury Bill Index [Member]
Account Value [Line Items]
Account Value	10,349	10,307	10,257	10,214	10,167	10,126	10,081		10,034	$ 10,000
WisdomTree Long Term Treasury Digital Fund | WisdomTree Long Term Treasury Digital Fund [Member]
Account Value [Line Items]
Account Value	8,938	8,791	8,539	9,126	9,043	9,240	9,479		8,710		7,919	8,371	9,095	9,390	9,623	9,614	9,896	9,856	9,410	9,900	10,000
WisdomTree Long Term Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
WisdomTree Long Term Treasury Digital Fund | Solactive US 20+ Year Treasury Bond Index [Member]
Account Value [Line Items]
Account Value	8,926	8,704	8,524	9,106	9,028	9,234	9,446		8,694		7,972	8,352	9,087	9,356	9,592	9,570	9,874	9,808	9,355	9,807	10,000
WisdomTree Short-Duration Income Digital Fund | WisdomTree Short-Duration Income Digital Fund [Member]
Account Value [Line Items]
Account Value	10,619	10,558	10,463	10,537	10,463	10,495	10,453		10,260		10,035	10,065	10,137	10,127	10,056	9,984	10,025	9,994	9,900	10,000	10,000
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Short Aggregate Composite Index [Member]
Account Value [Line Items]
Account Value	10,431	10,360	10,261	10,349	10,297	10,367	10,331		10,159		9,978	9,977	10,026	10,006	9,968	10,031	10,079	10,031	9,852	9,979	10,000
WisdomTree Short-Duration Income Digital Fund | Bloomberg U.S. Short Aggregate Enhanced Yield Index [Member]
Account Value [Line Items]
Account Value	10,511	10,446	10,348	10,417	10,359	10,409	10,365		10,195		10,005	10,003	10,047	10,027	9,979	10,025	10,065	10,010	9,857	9,985	10,000
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund [Member]
Account Value [Line Items]
Account Value	10,495	10,436	10,365	10,404	10,374	10,419	10,379		10,277		10,181	10,148	10,149	10,112	10,077	10,121	10,155	10,124	9,968	10,042		$ 9,971	$ 10,000
WisdomTree Short-Term Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,267	10,171	10,002	10,261	10,167	10,313	10,341		9,960		9,528	9,681	9,933	9,997	10,004	10,040	10,151	10,089	9,839	10,101		9,799	10,000
WisdomTree Short-Term Treasury Digital Fund | Solactive US 1-3 Year Treasury Bond Index [Member]
Account Value [Line Items]
Account Value	10,542	10,471	10,412	10,443	10,412	10,455	10,414		10,299		10,195	10,161	10,161	10,121	10,084	10,136	10,163	10,139	9,983	10,051		$ 9,987	$ 10,000
WisdomTree Siegel Global Equity Digital Fund | WisdomTree Siegel Global Equity Digital Fund [Member]
Account Value [Line Items]
Account Value	11,354	11,332	10,879	11,292	10,881	10,529	10,549	$ 10,000
WisdomTree Siegel Global Equity Digital Fund | MSCI ACWI Index [Member]
Account Value [Line Items]
Account Value	11,684	11,429	10,983	11,358	11,012	10,559	10,498	10,000
WisdomTree Siegel Global Equity Digital Fund | MSCI ACWI Value Index [Member]
Account Value [Line Items]
Account Value	11,184	11,235	10,913	11,251	10,785	10,514	10,529	10,000
WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund [Member]
Account Value [Line Items]
Account Value	11,040	11,020	10,657	11,020	10,703	10,442	10,462	10,000
WisdomTree Siegel Longevity Digital Fund | S&P 500® Index [Member]
Account Value [Line Items]
Account Value	12,053	11,636	11,086	11,558	11,198	10,630	10,454	10,000
WisdomTree Siegel Longevity Digital Fund | 75% MSCI ACWI Value Index/25% Bloomberg U.S. Bond Index Composite [Member]
Account Value [Line Items]
Account Value	10,930	10,942	10,660	10,972	10,609	10,444	10,462	10,000
WisdomTree Siegel Moderate Digital Fund | WisdomTree Siegel Moderate Digital Fund [Member]
Account Value [Line Items]
Account Value	10,885	10,834	10,501	10,844	10,571	10,410	10,441	10,000
WisdomTree Siegel Moderate Digital Fund | S&P 500® Index [Member]
Account Value [Line Items]
Account Value	12,053	11,636	11,086	11,558	11,198	10,630	10,454	10,000
WisdomTree Siegel Moderate Digital Fund | 60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,780	10,768	10,511	10,811	10,504	10,402	10,422	$ 10,000
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Digital Fund [Member]
Account Value [Line Items]
Account Value	18,612	17,270	16,221	17,039	16,672	15,582	15,089		14,300		12,840	13,190	13,940	14,030	13,370	12,560	11,520	11,590	10,560	10,620	10,000
WisdomTree Technology and Innovation 100 Digital Fund | S&P 500® Index [Member]
Account Value [Line Items]
Account Value	14,220	13,727	13,079	13,636	13,211	12,541	12,334		11,798		10,810	11,043	11,596	11,783	11,416	10,709	10,662	10,499	10,127	10,380	10,000
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Index [Member]
Account Value [Line Items]
Account Value	18,616	17,268	16,214	17,036	16,666	15,569	15,076		14,287		12,841	13,199	13,943	14,031	13,377	12,568	11,520	11,593	10,556	10,624	10,000
WisdomTree TIPS Digital Fund | WisdomTree TIPS Digital Fund [Member]
Account Value [Line Items]
Account Value	10,230	10,154	9,985	10,154	10,081	10,186	10,154		9,916		9,646	9,729	9,915	10,018	10,008	10,023	10,134	10,134	9,880	9,990	10,000
WisdomTree TIPS Digital Fund | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	10,112	10,017	9,850	10,105	10,013	10,156	10,184		9,809		9,384	9,534	9,783	9,846	9,853	9,888	9,997	9,937	9,691	9,948	10,000
WisdomTree TIPS Digital Fund | Solactive US Treasury Inflation-Linked Bond Index [Member]
Account Value [Line Items]
Account Value	$ 10,277	$ 10,165	$ 10,026	$ 10,181	$ 10,109	$ 10,215	$ 10,175		$ 9,932		$ 9,692	$ 9,741	$ 9,920	$ 9,991	$ 9,989	$ 10,029	$ 10,144	$ 10,142	$ 9,853	$ 9,978	$ 10,000